Income Taxes - Income tax provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current expense (benefit)
Federal			$ 152,466	$ 1,319,280
Deferred expense (benefit)
Federal			(340,644)	(457,790)
State			(129,941)	(192,083)
Change in Valuation Allowance			470,585	649,873
Income tax provision	$ 88,327	$ 64,703	152,466	1,319,280
Operating loss carryforwards, carry forward indefinitely			0	0
Operating loss carryforwards subject to expiration			$ 809,078	$ 570,536